Income taxes - Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Income taxes
Federal and state statutory income tax rate	25.90%	27.70%
Reconciliation
Income (loss) before taxes	$ 2,935	$ (9,329)
Expected income tax expense (recovery) (statutory income tax rate of 25.9% and 27.7%, respectively)	759	(2,586)
Difference in foreign tax rates	(57)	86
Tax rate changes and other adjustments	270	(614)
Stock-based compensation and non-deductible expenses	1,436	2,964
Other income from government grant	(1,101)
State taxes - US	609	645
Recognition of deferred tax assets not previously recognized	(3,820)	(3,650)
Recovery of income taxes	$ (1,904)	$ (3,155)